DEPOSITS AND OBLIGATIONS (Details Textual) - Fondo de Seguro de Depositos [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deposits and Obligations [Line Items]
Balance Of Deposits And Obligations	S/ 33,571,800	S/ 30,064,800
Maximum Coverage Recognized	S/ 100,864	S/ 97,529